SUPPLEMENT DATED JUNE 30, 2026
TO

PROSPECTUS DATED MAY 1, 2012
FOR REGATTA CHOICE

PROSPECTUS DATED APRIL 29, 2011
FOR MASTERS I SHARE

PROSPECTUS DATED MAY 1, 2009
FOR FUTURITY III

PROSPECTUSES DATED MAY 1, 2008
FOR REGATTA EXTRA AND FUTURITY II

PROSPECTUSES DATED MAY 1, 2007
FOR REGATTA CHOICE II AND REGATTA FLEX II

PROSPECTUSES DATED JULY 18, 2006
FOR REGATTA, REGATTA CLASSIC, AND FUTURITY FOCUS

PROSPECTUSES DATED APRIL 11, 2006, AS SUPPLEMENTED DECEMBER 29, 2006,
AND PROSPECTUSES DATED MAY 1, 2006
FOR  MASTERS IV AND MASTERS VII

PROSPECTUSES DATED MAY 1, 2006
FOR REGATTA FLEX-4,  REGATTA ACCESS, FUTURITY,
FUTURITY SELECT FOUR PLUS, FUTURITY SELECT INCENTIVE, FUTURITY SELECT FREEDOM, FUTURITY SELECT SEVEN, FUTURITY FOCUS II, FUTURITY SELECT FOUR,
FUTURITY ACCOLADE,  COLUMBIA ALL-STAR, COLUMBIA ALL-STAR EXTRA,
COLUMBIA ALL-STAR FREEDOM, AND COLUMBIA ALL-STAR TRADITIONS

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT F

NOTICE REGARDING THE AVAILABILITY OF THE COMPANY’S AUDITED FINANCIAL STATEMENTS

Audited financial statements for Delaware Life Insurance Company (the “Company”) for the year-ended December 31, 2025 are now available.  Copies of the financial statements are available to you upon request, without charge, by calling (800) 477-6545 or by sending an email request to customer.relations@delawarelife.com.  As a reminder, the Company’s 2025 audited financial statements were delayed due to a review of the Company’s affiliate and related-party transactions, which has been completed.  The review identified errors relating to the identification and presentation of certain related-party investments and, to correct the errors, the Company has restated certain 2024 disclosures in the Notes to the 2025 audited financial statements. Other than the corrected Notes disclosures, there has been no restatement of the 2024 information set forth in the 2025 financial statements.  Please see the Company’s 2025 audited financial statements for additional information.

The financial guarantees we provide under your Contract are supported by the Company’s general account and are subject to the Company’s financial strength and claims-paying ability.  The Company’s financial statements are relevant to the Company’s ability to meet its financial obligations under your Contract and should not be considered as having any bearing on the investment performance of the assets held in Delaware Life Variable Account F (the “Variable Account”).

Audited financial statements for the Variable Account for the year-ended December 31, 2025 were previously mailed to you.  Additional copies may be obtained upon request, without charge, by calling (800) 477-6545 or by sending an email request to customer.relations@delawarelife.com.

Please contact us at (800) 477-6545 with any questions regarding the Company’s financial statements, the Variable Account’s financial statements, or your Contract.

THE CONTRACTS REFERENCED IN THIS SUPPLEMENT ARE NO LONGER FOR SALE

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE